First Quarter Report
November 30, 2022 (Unaudited)
Columbia International Dividend Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia International Dividend Income Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Australia 1.1%
carsales.com Ltd.	331,190	5,230,777
Canada 6.2%
Canadian National Railway Co.	92,487	11,873,457
Manulife Financial Corp.	225,803	4,067,358
Nutrien Ltd.	61,094	4,910,138
TC Energy Corp.	193,381	8,568,195
Total		29,419,148
China 3.4%
NetEase, Inc., ADR	81,429	5,791,231
Ping An Insurance Group Co. of China Ltd., Class H	1,630,500	10,066,720
Total		15,857,951
Denmark 4.6%
Novo Nordisk A/S, Class B	104,251	13,077,051
Tryg AS	376,863	8,768,132
Total		21,845,183
Finland 0.8%
UPM-Kymmene OYJ	105,213	3,862,515
France 11.3%
AXA SA	233,209	6,592,483
BNP Paribas SA	189,712	10,660,297
L’Oreal SA	18,806	7,062,706
LVMH Moet Hennessy Louis Vuitton SE	9,963	7,731,575
Schneider Electric SE	36,834	5,439,433
TotalEnergies SE	251,115	15,694,712
Total		53,181,206
Germany 11.9%
Adidas AG	28,062	3,617,416
Deutsche Telekom AG, Registered Shares	513,369	10,443,338
E.ON SE	582,066	5,580,588
Evonik Industries AG	197,447	3,892,071
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	13,229	4,178,464
SAP SE	83,273	9,239,694
Siemens AG, Registered Shares	93,881	13,019,872
Common Stocks (continued)
Issuer	Shares	Value ($)
Vantage Towers AG	185,682	6,366,339
Total		56,337,782
Hong Kong 5.1%
AIA Group Ltd.	1,169,000	11,870,739
Hong Kong Exchanges and Clearing Ltd.	217,000	8,627,381
Techtronic Industries Co., Ltd.	294,000	3,583,907
Total		24,082,027
Indonesia 1.6%
PT Bank Rakyat Indonesia Persero Tbk	22,946,252	7,299,499
Ireland 1.3%
CRH PLC	154,781	6,222,430
Japan 8.5%
Japan Exchange Group, Inc.	358,000	5,183,540
Rohm Co., Ltd.	59,000	4,736,010
SMC Corp.	13,700	6,251,459
Tokyo Electron Ltd.	17,300	5,871,127
Toyota Motor Corp.	883,300	13,003,686
Yahoo! Japan Corp.	1,816,500	4,998,911
Total		40,044,733
Jersey 0.8%
Amcor PLC	309,991	3,806,881
Netherlands 2.1%
Akzo Nobel NV	84,869	6,106,294
ING Groep NV	325,678	3,949,440
Total		10,055,734
Norway 1.9%
Equinor ASA	237,142	9,132,529
Singapore 1.9%
DBS Group Holdings Ltd.	337,200	8,793,755
South Korea 3.1%
Samsung Electronics Co., Ltd.	299,202	14,376,342
Spain 3.3%
Iberdrola SA	735,047	8,304,138
Industria de Diseno Textil SA	285,386	7,449,662
Total		15,753,800
2	Columbia International Dividend Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia International Dividend Income Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 0.9%
Sandvik AB	234,997	4,317,296
Switzerland 8.5%
Nestlé SA, Registered Shares	134,522	16,011,293
Novartis AG, ADR	87,051	7,796,288
Novartis AG, Registered Shares	38,859	3,456,685
Roche Holding AG, Genusschein Shares	38,588	12,603,763
Total		39,868,029
Taiwan 4.0%
MediaTek, Inc.	192,000	4,639,452
Taiwan Semiconductor Manufacturing Co., Ltd.	880,000	14,132,671
Total		18,772,123
United Kingdom 16.5%
3i Group PLC	325,231	5,343,694
Anglo American PLC	369,058	15,343,629
BT Group PLC	4,255,678	6,262,279
Diageo PLC	146,357	6,759,059
Experian PLC	288,523	10,208,305
Common Stocks (continued)
Issuer	Shares	Value ($)
GSK PLC	380,504	6,470,115
Haleon PLC(a)	718,033	2,495,488
Linde PLC	18,371	6,187,454
Reckitt Benckiser Group PLC	142,341	10,214,889
RELX PLC	126,657	3,574,360
Unilever PLC	95,561	4,792,405
Total		77,651,677
Total Common Stocks (Cost $444,853,415)		465,911,417

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	3,895,649	3,894,091
Total Money Market Funds (Cost $3,893,032)		3,894,091
Total Investments in Securities (Cost $448,746,447)		469,805,508
Other Assets & Liabilities, Net		2,081,668
Net Assets		$471,887,176

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	12,957,576	11,010,610	(20,073,802)	(293)	3,894,091	1,733	79,419	3,895,649
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia International Dividend Income Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT154_08_N01_(01/23)